Income Taxes - Additional information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2023	Jan. 01, 2018
Income Taxes
Net increase in valuation allowance	$ 3,146,272	$ 2,096,141
Valuation allowance	9,363,348	6,216,866
Unrecognized tax benefits	0	$ 44,244	$ 0
Unrecognized tax benefits, Income tax penalties accrued	0
Unrecognized tax benefits, Interest on income taxes accrued	0
Unrecognized tax benefits, Income tax penalties and interest accrued	0
Federal
Income Taxes
Operating loss carryovers	18,103,710			$ 17,529,659
Operating loss carryforwards subject to expire	574,051
State
Income Taxes
Operating loss carryovers	4,341,312			$ 3,767,261
Operating loss carryforwards subject to expire	574,051
Foreign
Income Taxes
Operating loss carryovers	8,712,636
Operating loss carryforwards subject to expire	$ 601,091